STOCK- BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
STOCK- BASED COMPENSATION
NOTE 7 - STOCK-BASED COMPENSATION

Total stock-based compensation to employees and non-employees for the three and six months ended June 30, 2014 and 2013, respectively, is presented in the following table:

	Three Months Ended		Six Months Ended
	June 30, 2014	June 30, 2013	June 30, 2014	June 30, 2013
(dollars in thousands)

Employee option awards	$493	-	$1,054	-
Non employee compensation expenses	83	-	114	-
Non-employee restricted stock awards	-	-	3,088	-
Total compensation expense	$576	-	$4,256	-

Stock-based Compensation

Stock Options to Employees

During the second quarter 2014, the Company granted options for the purchase of 538,000 shares of its Common Stock at various exercise prices under the Incentive Plan to various employees. These options have an aggregate grant date fair value of approximately $1.1 million utilizing the Black-Scholes option pricing model with the following assumptions used:

Exercise Price	$3.10 - $3.80
Term	10 years
Expected Life	5.4 – 6.5 years
Volatility	62.8% – 72.7%
Dividends	0%
Risk Free Rate of Interest	1.64% - 2.38%
Vesting:	March 2015 – June 2017

The expected life of the options was calculated using the simplified method, using the average of the contractual term and the vesting period.  Due to the limited operating history of the Company, the expected volatility used to calculate the fair value of options granted during the three months ended June 30, 2014 was based on an index of comparable companies as permitted.

In March 2014, the Company entered into a separation agreement with a former executive of the Company effective March 15, 2014. The agreement provided an accelerated vesting of one tranche of stock options awards previously granted to the executive.  On the effective date, these options had an fair value of approximately $0.2 million utilizing the Black-Scholes option pricing model with the following assumptions used:  contractual life of 1.7 years; volatility of 80.3%; dividends of 0%; and a risk free interest rate of 0.36%.  The expense of the accelerated vesting of these outstanding stock options was included in stock-based compensation for the quarter ended March 31, 2014, there was no related expense during the quarter ended June 30, 2014.

Stock Options to Non-employees

Stock-based compensation expense related to stock-based awards to non-employees is recognized as the stock-based awards are earned, generally through the provision of services. The Company believes that the fair value of the stock-based awards is more reliably measurable than the fair value of the services received. The fair value of the granted stock-based awards is calculated at each reporting date.

During the second quarter of 2014 the Company granted options to non-employees for the purchase of 115,000 shares of its Common Stock at various exercise prices under the Incentive Plan, to advisors of the Company. These options have an aggregate grant date fair value of approximately $0.3 million utilizing the Black-Scholes option pricing model with the following assumptions used:

Exercise Price	$3.10 - $3.80
Term	10 years
Remaining Contractual Life	9.8 – 10 years
Volatility	72.7%
Dividends	0%
Risk Free Rate of Interest	2.53%
Vesting:	March 2015 – June 2016

Due to the limited operating history of the Company, the expected volatility used to calculate the fair value of options granted during the three months ended June 30, 2014 was based on an index of comparable companies as permitted.

Restricted Stock to Non-employees

On September 18, 2013, in connection with the amendment of a service agreement with a vendor pursuant to which the vendor reduced its future fees, the Company issued 1,445,000 shares of common stock to the vendor. The common stock vested on March 17, 2014. The Company recorded the pro rata portion of this non-employee award as a component of professional fees. The amounts recorded to such award were $3.1 million during the first quarter ended March 31, 2014, there was no related expense for the three months ended June 30, 2014.

A summary of the status of the Company’s stock option plans and the changes during the six months ended June 30, 2014, is presented in the table below:

	Number of Shares	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Remaining Contractual Life (in years)

Outstanding at December 31, 2013	2,305,000	$3.96	130	9.9
Options Granted	1,238,000	$3.50	-	9.0
Options Exercised	-
Options Cancelled	(320,000)	$4.05
Outstanding at June 30, 2014	3,223,000	$3.78	-	8.9

Options vested and exercisable	300,000	$3.38	-	2.8

As of June 30, 2014, the Company had unrecognized stock-based compensation expense related to all unvested stock options of $5.4 million, which is expected to be recognized over the remaining weighted-average vesting period of 2.22 years.

NOTE 7 – STOCK-BASED COMPENSATION

Total stock-based compensation to employees and non-employees for the year ended December 31, 2013 and 2012 is presented in the following table:
(dollars in thousands)

	Year Ended December 31, 2013	Year Ended December 31, 2012
Employee Option Awards	$212	$—
Employee Restricted Stock Awards	614	—
Non-employee Restricted Stock Awards	7,566	—
Total Compensation Expense	$8,392	$—

Stock-based Compensation to Employees

Amended and Restated 2013 Long-Term Incentive Plan (“Incentive Plan”)

On October 8, 2013, the Company amended its Amended and Restated 2006 Incentive Plan. The Amended and Restated 2013 Incentive Plan provides for the issuance of up to 6,000,000 shares of the Company’s common stock. The Compensation Committee had the authority to determine the amount, type and terms of each award, but may not grant awards under the Incentive Plan, in any combination, for more than 1,000,000 shares of the Company’s common stock to any individual during any calendar year.

As of December 31, 2013, 2,302,342 shares of common stock remain eligible to be issued under the Incentive Plan.

Vested Restricted Stock to Employees

On September 18, 2013, The Company issued to each of Dr. Schiller and Mr. Nyweide 100,000 and 83,334 shares of common stock, respectively. Such shares were fully vested and issued upon the closing of the Merger. The fair value of this award amounted to $0.6 million based upon the closing stock price on the Closing date. The Company recorded the fair value of this award as a component of compensation and benefits.

Stock Options to Employees

On March 16, 2012, Global Options granted, in the aggregate, options for the purchase of 200,000 shares of its Common Stock at an exercise price of $3.05 per share, under the Incentive Plan, to two executives of the Company. The options have a term of five years and were vested on September 16, 2012. These options were assumed by the Company at the Closing date.

On November 15, 2013, the Company granted, in the aggregate, options for the purchase of 2,105,000 shares of its Common Stock at an exercise price of $4.05 per share, under the Incentive Plan, to eleven executives and directors of the Company.  The options have a term of ten years and will vest on November 15, 2016.  These options have an aggregate grant date fair value of approximately $4.7 million utilizing the Black-Scholes option pricing model with the following assumptions used: expected life of  6.5 years; volatility of 62.6%, dividends of 0%; and a risk free interest rate of 2.80%.  The expected life of the options was calculated using the simplified method, using the average of the contractual term and the vesting period.  Due to the limited operating history of the Company, the expected volatility used to calculate the fair value of options granted during the year ended December 31, 2013 was based on a relevant industry index as permitted under ASC 718-30-30.

A summary of the status of the Company’s stock option plans and the changes during the year ended December 31, 2013, is presented in the table below:
(dollars in thousands)

	Number of Shares	Weighted Average Exercise Price		Total Weighted Average Intrinsic Value		Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2012	—	$		$
Options Assumed in the Merger	200,000		3.05		—	4.2
Options Granted	2,105,000		4.05
Options Exercised	—
Options Cancelled	—
Outstanding at December 31, 2013	2,305,000		3.96		130	9.3
Options Vested and Expected to Vest	2,305,000		3.96		130	9.3
Options Vested and Exercisable	200,000		$3.05		$130	3.2

As of December 31, 2013, the Company had unrecognized stock-based compensation expense related to all unvested stock options of $4.7 million, which is expected to be recognized over the remaining weighted-average vesting period of 2.9 years.

Stock-based Compensation to Non-employees

Stock-based compensation expense related to stock-based awards to non-employees is recognized as the stock-based awards are earned, generally through the provision of services. The Company believes that the fair value of the stock-based awards is more reliably measurable than the fair value of the services received. The fair value of the granted stock-based awards is calculated at each reporting date.